Annual Fund Operating Expenses - Advisor Class - PIMCO Global Core Bond Hedged Portfolio - Advisor	Apr. 30, 2021
Operating Expenses:
Management Fees	0.56%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.07%	[1]
Total Annual Portfolio Operating Expenses	0.88%

[1]	“Other Expenses” include interest expense of 0.07%. Interest expense is borne by the Portfolio separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Portfolio Operating Expenses are 0.81% for Advisor Class shares.